Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Equipment and Software, Net
Schedule of property, equipment and software, net

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
At cost:
Computer equipment, office equipment and purchased software	3,135,385	3,591,861	520,771
Leasehold improvement	28,773	30,249	4,386
	3,164,158	3,622,110	525,157
Less: accumulated depreciation	(960,835)	(2,577,263)	(373,668)
	2,203,323	1,044,847	151,489